Principal
Payment
0.00
29,635,382.74
27,463,976.66
0.00
57,099,359.40
Interest & Principal
Payment
0.00
29,651,682.20
27,822,576.66
90,293.73
57,564,552.59
Mercedes-Benz Auto Lease Trust 2012-A
Investor Report
Collection Period Ended     31-Jul-2013
15-Aug-2013
Collection Period No.
17
Collection Period (from... to)
1-Jul-2013
31-Jul-2013
Interest Period of the Class A-2, A-3 and A-4 Notes (from... to)
15-Jul-2013
15-Aug-2013
30/360 Days
30
Determination Date
13-Aug-2013
Record Date
14-Aug-2013
Payment Date
Balance
Balance
Balance
Face Amount
Interest Period of the Class A-1 Notes (from... to)
15-Jul-2013
15-Aug-2013
Actual/360 Days
31
29,635,382.74
0.00
59.869460
Initial
Beginning
Ending
Principal per $1000
101,264,000.00
101,264,000.00
0.000000
Class A-1 Notes
345,000,000.00
0.00
0.00
0.000000
Class A-2 Notes
495,000,000.00
305,575,825.39
305,575,825.39
Class A-3 Notes
489,000,000.00
489,000,000.00
461,536,023.34
56.163551
Class A-4 Notes
101,264,000.00
present value of lease payments
697,529,576.24
199,502,930.04
176,727,628.87
Total Note Balance
1,430,264,000.00
619,899,382.74
562,800,023.34
Overcollateralization
267,379,474.41
Interest per
present value of Base Residual Value
1,000,113,898.17
725,972,278.09
691,648,219.86
Amount
Percentage
0.343780%
Initial Overcollateralization Amount
267,379,474.41
15.75%
Target Overcollateralization Amount
305,575,825.39
18.00%
18.00%
Class A-4 Notes
1.070000%
90,293.73
per $1000 Face Amount
Class A-3 Notes
0.880000%
Class A-2 Notes
0.660000%
Interest Rate
Class A-1 Notes
Total
0.00
16,299.46
358,600.00
0.000000
59.902388
56.896885
0.891667
Interest & Principal Payment
Dates
Amounts in USD
Summary
Current Overcollateralization Amount
305,575,825.39
Total Securitization Value
1,697,643,474.41
925,475,208.13
868,375,848.73
Note
Factor
0.000000
0.000000
0.943836
1.000000
465,193.19
Interest Payment
$1000 Face Amount
0.000000
0.032928
0.733333
0.891667
Distribution Detail
Shortfall
Available Funds
Lease Payments Received
22,688,511.21
(1) Total Servicing Fee
771,229.34
Distributions
Nonrecoverable Advances to the Servicer
Net Sales Proceeds-scheduled terminations
18,302,384.78
(2) Total Trustee Fees (max. $100,000 p.a.)
Net Sales Proceeds-early terminations (including Defaulted Leases)
30,056,808.12
Excess wear and tear included in Net Sales Proceeds
27,972.17
(3) Interest Distributable Amount Class A Notes
Excess mileage included in Net Sales Proceeds
385,665.63
(4) Priority Principal Distribution Amount
Subtotal
71,047,704.11
(5) To Reserve Fund to reach the Reserve Fund Required Amount
Repurchase Payments
0.00
(6) Regular Principal Distribution Amount
12,711,922.18
71,047,704.11
Advances made by the Servicer
0.00
(7) Additional Servicing Fee and Transition Costs
Investment Earnings
0.00
(8) Total Trustee Fees [not previously paid under (2)]
0.00
0.00
Total Available Funds
71,047,704.11
Amount Due
Total Available Collections
71,047,704.11
(9) Excess Collections to Certificateholders
Reserve Account Draw Amount
0.00
Total Distribution
Total Servicing Fee
771,229.34
771,229.34
0.00
Total Trustee Fee
0.00
0.00
0.00
Monthly Interest Distributable Amount
465,193.19
465,193.19
0.00
thereof on Class A-1 Notes
0.00
0.00
0.00
thereof on Class A-2 Notes
16,299.46
16,299.46
0.00
thereof on Class A-3 Notes
358,600.00
358,600.00
0.00
thereof on Class A-4 Notes
90,293.73
90,293.73
0.00
Interest Carryover Shortfall Amount
0.00
0.00
0.00
thereof on Class A-1 Notes
0.00
0.00
0.00
thereof on Class A-2 Notes
0.00
0.00
0.00
0.00
0.00
thereof on Class A-3 Notes
0.00
0.00
0.00
thereof on Class A-4 Notes
0.00
0.00
0.00
Principal Distribution Amount
57,099,359.40
57,099,359.40
0.00
Interest Distributable Amount Class A Notes
465,193.19
465,193.19
0.00
Priority Principal Distribution Amount
0.00
Regular Principal Distribution Amount
57,099,359.40
57,099,359.40
0.00
0.00
0.00
465,193.19
0.00
0.00
57,099,359.40
Notice to Investors
Reserve Fund
Reserve Fund Required Amount
8,488,217.37
Reserve Fund Amount - Beginning Balance
8,488,217.37
Reserve Fund and Investment Earnings
plus top up Reserve Fund up to the Required Amount
0.00
plus Net Investment Earnings for the Collection Period
0.00
minus Net Investment Earnings
0.00
minus Reserve Fund Draw Amount
0.00
Reserve Fund Amount - Ending Balance
8,488,217.37
Reserve Fund Deficiency
0.00
Investment Earnings
Net Investment Earnings on the Reserve Fund
0.00
Net Investment Earnings on the Exchange Note
Collection Account
0.00
Investment Earnings for the Collection Period
0.00
Pool Data
Amount
Number of Leases
Cutoff Date Securitization Value
1,697,643,474.41
45,053
Securitization Value beginning of Collection Period
925,475,208.13
30,023
Principal portion of lease payments
16,907,594.61
Terminations- Early
24,197,112.24
Terminations- Scheduled
14,718,898.44
Repurchase Payment (excluding interest)
0.00
Gross Losses
1,275,754.11
Securitization Value end of Collection Period
868,375,848.73
28,454
Pool Factor
51.15%
As of Cutoff Date
Current
Weighted Average Securitization Rate
6.66%
6.61%
Weighted Average Remaining Term (months)
25.04
10.85
Weighted Average Seasoning (months)
12.37
26.61
Aggregate Base Residual Value
1,139,551,610.25
729,881,650.58
Cumulative Turn-in Ratio
78.34%
Proportion of base prepayment assumption realized life to date
72.63%
Actual lifetime prepayment speed
0.67%
Pool Statistics
Delinquency Profile *
Amount **
Number of Leases
Percentage
Current
864,928,194.98
28,349
99.60%
31-60 Days Delinquent
2,677,257.88
82
0.31%
61-90 Days Delinquent
653,043.01
19
0.08%
91-120 Days Delinquent
117,352.86
4
0.01%
Total
868,375,848.73
28,454
100.00%
*A lease is not considered delinquent if the amount past due is less than 10% of the payment due under such lease
**Based on the actual Securitization Value of the respective leases
Credit Loss
Current
Securitization Value of Defaulted Leases BOP
1,057,298.73
Less Liquidation Proceeds
572,518.83
39,134,466.06
Less Recoveries
433,470.23
Current Net Credit Loss / (Gain)
51,309.67
Cumulative Net Credit Loss / (Gain)
(1,686,255.74)
Current Residual Loss / (Gain)
(8,872,876.54)
Cumulative Residual Loss / (Gain)
(81,031,457.00)
Cumulative Net Credit Loss / (Gain) as % of Cutoff Date
Securitization Value
(0.099%)
Residual Loss
Current
Cumulative Residual Loss / (Gain) as % of Cut-off Date
Securitization Value
(4.773%)
Less sales proceeds and other payments received during
Collection Period
48,007,342.60
Securitization Value of Liquidated Leases BOP